Performance B.4.1. Share-based compensation - Plan awards and shares expected to vest (Details) $ in Millions	12 Months Ended				24 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	(326,883)	(207,092)
Shares still expected to vest (in shares)	570,404	512,211			570,404	570,404	570,404
2019 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	257,601
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(17,182)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	240,419
Shares issued (in shares)	(150)
Shares still expected to vest (in shares)	240,269				240,269	240,269	240,269
Estimated cost over the vesting period | $	$ 11				$ 11	$ 11	$ 11
2019 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	320,840
Additional shares granted (in shares)	20,131
Revision for forfeitures (in shares)	(9,198)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	331,773
Shares issued (in shares)	(24,294)
Shares still expected to vest (in shares)	307,479				307,479	307,479	307,479
Estimated cost over the vesting period | $	$ 18				$ 18	$ 18	$ 18
2018 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)		237,196
Additional shares granted (in shares)					0
Revision for forfeitures (in shares)					(27,494)
Revision for cancellations (in shares)					(4,728)
Total before issuances (in shares)					204,974
Shares issued (in shares)	(3,109)	(97)
Shares still expected to vest (in shares)	201,768				201,768	201,768	201,768
Estimated cost over the vesting period | $	$ 12				$ 12	$ 12	$ 12
2018 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)		262,317
Additional shares granted (in shares)					3,290
Revision for forfeitures (in shares)					(26,860)
Revision for cancellations (in shares)					0
Total before issuances (in shares)					238,747
Shares issued (in shares)	(54,971)	(18,747)
Shares still expected to vest (in shares)	165,029				165,029	165,029	165,029
Estimated cost over the vesting period | $	$ 14				$ 14	$ 14	$ 14
2017 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)			279,807
Additional shares granted (in shares)						2,868
Revision for forfeitures (in shares)						(40,946)
Revision for cancellations (in shares)						0
Total before issuances (in shares)						241,729
Shares issued (in shares)	(19,143)	(2,724)	0
Shares still expected to vest (in shares)	219,862				219,862	219,862	219,862
Estimated cost over the vesting period | $	$ 10				$ 10	$ 10	$ 10
2017 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)			438,505
Additional shares granted (in shares)						29,406
Revision for forfeitures (in shares)						(88,437)
Revision for cancellations (in shares)						0
Total before issuances (in shares)						379,474
Shares issued (in shares)	(82,486)	(99,399)	(2,686)
Shares still expected to vest (in shares)	194,903				194,903	194,903	194,903
Estimated cost over the vesting period | $	$ 20				$ 20	$ 20	$ 20
2016 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)				200,617
Additional shares granted (in shares)							0
Revision for forfeitures (in shares)							(49,164)
Revision for cancellations (in shares)							0
Total before issuances (in shares)							151,453
Shares issued (in shares)	(149,487)	(752)	(1,214)
Shares still expected to vest (in shares)	0				0	0	0
Estimated cost over the vesting period | $	$ 8				$ 8	$ 8	$ 8
2016 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)				287,316
Additional shares granted (in shares)							0
Revision for forfeitures (in shares)							(78,253)
Revision for cancellations (in shares)							0
Total before issuances (in shares)							209,063
Shares issued (in shares)	(163,751)	(43,579)	(1,733)
Shares still expected to vest (in shares)	0				0	0	0
Estimated cost over the vesting period | $	$ 12				$ 12	$ 12	$ 12